Annual Total Returns- Janus Henderson Developed World Bond Fund (Class A C S I N T Shares) [BarChart] - Class A C S I N T Shares - Janus Henderson Developed World Bond Fund - Class A	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	10.17%	0.06%	13.75%	3.86%	5.61%	1.74%	5.92%	5.75%	0.37%	9.50%